Commitments and Contingencies (Details) - Cik 0001821171_qell acquisition corp Member - USD ($)			3 Months Ended	5 Months Ended
	Oct. 31, 2020	Oct. 02, 2020	Dec. 31, 2020	Dec. 31, 2020
Granted term			45 days
Underwriting cash discount per unit				$ 0.20
Underwriter cash discount				$ 7,600,000
Aggregate underwriter cash discount				$ 300,000
Deferred fee per unit			$ 0.35	$ 0.35
Deferred underwriting fee payable			$ 13,300,000	$ 13,300,000
Over-allotment
Number of units issued	4,950,000	4,950,000	4,950,000
Initial Public Offering
Number of units issued	37,950,000	37,950,000
Deferred underwriting fee payable	$ 13,300,000
Deferred underwriting commissions		$ 13,300,000